Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.51%	13.08%
Stock Dividend Fund, Inc. [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.53%	7.44%	8.14%
Stock Dividend Fund, Inc. [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.56%	5.38%	6.60%
Stock Dividend Fund, Inc. [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.97%	5.98%	6.59%

[1]	Includes dividend reinvestment compounding and no deduction for fees, expenses or taxes)